Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax provision expense
	Year ended December 31
	2022	2021	2020
Current provision:
Federal	$(68)	$2,536	$21
State and local	268	795	133
Foreign	1,402	3,572	1,415
	1,602	6,903	1,569
Deferred expense (benefit):
Federal	8,882	(9,013)	—
State and local	3,552	(3,472)	(118)
Foreign	65	(213)	490
	12,499	(12,698)	372
Provision for (benefit from) income taxes	$14,101	$(5,795)	$1,941

Schedule of income (loss) before provision for income taxes
	Year ended December 31
	2022	2021	2020
United States	$(52,598)	$17,018	$24,616
International	9,270	13,449	7,751
Total	$(43,328)	$30,467	$32,367

Schedule of deferred income tax assets and liabilities
	December 31
	2022	2021
Deferred tax assets:
Accounts receivable	$5,123	4,295
Inventories	2,807	4,413
Reserves and other accruals	3,062	5,903
Lease liabilities	20,668	22,203
Section 174 Costs	2,601	—
Credits and other	1,965	2,144
Net operating losses	9,921	6,102
Gross deferred tax assets	46,147	45,060
Valuation allowance	(24,128)	(5,543)
Total deferred tax assets, net	22,019	39,517

Deferred tax liabilities:
Prepaid expenses	(864)	(798)
Other	(773)	(621)
ROU	(19,514)	(21,212)
Property and equipment	—	(3,219)
Long-term investment	—	(300)
Total deferred tax liabilities	(21,151)	(26,150)
Net deferred tax assets	$868	$13,367

Schedule of U.S. federal statutory tax rate
	Year ended December 31
	2022	2021	2020
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.48	(6.85)	0.04
Permanent items:
Other nondeductible items	(0.30)	0.48	0.17
Subpart F income	(0.80)	—	0.03
SEC. 956 Income inclusion	—	—	—
Stock-based compensation	(10.88)	0.74	0.07
Foreign withholding tax	—	—	—
Research & development credit	1.57	—	(2.04)
Global intangible low-taxed income	—	—	2.36
Foreign rate differential and foreign tax credits	(0.74)	2.15	1.12
Change in valuation allowance – U.S. Federal	(34.09)	(33.11)	(15.48)
Change in valuation allowance – U.S. States	(11.17)	—	—
Change in valuation allowance – Foreign	0.96	—	—
Change in uncertainty in income taxes (“FIN48”)	(0.10)	—	—
Other	(0.01)	(3.43)	(1.27)
Effective tax rate	(32.08)%	(19.02)%	6.00%

Schedule of uncertain tax positions
	Year ended December 31
	2022	2021
Beginning balance	$1,563	$850
Additions based on tax positions related to the prior year	43	713

Ending balance	$1,606	$1,563